Fees Summary	Jun. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,380,000	[1]
Previously Paid Amount	0
Total Fee Amount	364.38	[1]
Total Offset Amount	0	[1]
Net Fee	$ 364.38	[1]

[1]	Estimated solely for the purpose of calculating the registration fee which was computed in accordance with Rule 457(c) and Rule 457(h)(1) under the Securities Act of 1933, as amended, on a basis of the average of the high and low sales prices of the Ordinary Shares last reported on the NYSE American on August 28, 2024.